Derivatives (Primary Risks) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Notional Amount	$ 63,289	$ 56,193
Estimated Fair Value Assets	1,460	2,370
Estimated Fair Value Liabilities	841	970
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,884	2,252
Estimated Fair Value Assets	39	224
Estimated Fair Value Liabilities	94	37
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	558	660
Estimated Fair Value Assets	5	28
Estimated Fair Value Liabilities	23	23
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	436	538
Estimated Fair Value Assets	5	28
Estimated Fair Value Liabilities	10	9
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	122	122
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	13	14
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,326	1,592
Estimated Fair Value Assets	34	196
Estimated Fair Value Liabilities	71	14
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	537	658
Estimated Fair Value Assets	6	99
Estimated Fair Value Liabilities	32	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	245	410
Estimated Fair Value Assets	3	81
Estimated Fair Value Liabilities	4	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	544	524
Estimated Fair Value Assets	25	16
Estimated Fair Value Liabilities	35	14
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	61,405	53,941
Estimated Fair Value Assets	1,421	2,146
Estimated Fair Value Liabilities	747	933
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	22,262	16,869
Estimated Fair Value Assets	881	1,254
Estimated Fair Value Liabilities	441	513
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	17,604	15,136
Estimated Fair Value Assets	103	318
Estimated Fair Value Liabilities	99	274
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	9,651	9,031
Estimated Fair Value Assets	36	11
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,443	2,771
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	3	7
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	882	811
Estimated Fair Value Assets	52	60
Estimated Fair Value Liabilities	41	35
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	56	139
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	1	4
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps - purchased [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	157	162
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	1	2
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps - written [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	2,243	2,456
Estimated Fair Value Assets	38	23
Estimated Fair Value Liabilities	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	778	1,075
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	3	27
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	3,597	2,845
Estimated Fair Value Assets	305	469
Estimated Fair Value Liabilities	42	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Variance swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	2,270	2,346
Estimated Fair Value Assets	6	11
Estimated Fair Value Liabilities	94	62
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	462	300
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	$ 22	$ 7